Income Taxes	6 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
INCOME TAXES

12 — INCOME TAXES

The Company formed in Cayman Islands is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to the profits tax rate at 16.5% for income generated and operation in the country.

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC has unused net operating losses (“NOLs”) available for carry forward to future years for PRC income tax reporting purposes up to five years. The Company recorded a deferred tax asset in the amount of $0 and $0 at September 30, 2017 and March 31, 2017, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Based on the assessment, the Company has established a deferred tax asset relating to NOLs at March 31, 2017 due to the Company’s performance in the upcoming years. However, the Company established a full valuation allowance against all of the deferred tax asset relating to NOLs because the benefit from utilization of NOL carry forwards could be subject to limitations as material structural changes resulted from the Company going public through VIE arrangement on August 19, 2016.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the Six-Month periods ended September 30,
	2017	2016
Statutory rates in the Cayman Islands	0.0%	0.0%
Income tax rate in the PRC	25.0	25.0
Foreign earned income not subject to taxes in the Cayman Island	-0.0	-0.0
Additional accruals in the PRC	11.9	9.7
Effect of valuation allowance	0.0	8.2
Effective income tax rate	36.9%	34.7%

	For the Six-Month Periods ended September 30,
Description	2017	2016
Income (loss) before taxes
Cayman	$(199,702)	(88,558)
BVI	—	(45,652)
Hong Kong	(44,328)	(4,925)
PRC	846,938	735,927
Total income (loss) before taxes	$620,908	$596,792
Provision for taxes (benefits):
Current
Cayman Islands	—	—
BVI	—	—
Hong Kong	—	—
PRC	229,057	207,196
Total Provision for taxes (benefits)	229,057	207,196
Deferred tax asset:
Cayman Islands	—	—
BVI	—	—
Hong Kong	—	—
PRC	174,793	174,593
Valuation allowance	(174,593)	(174,593)
Currency Effect	—	—
Deferred tax asset, net	—	—
Total provision for taxes	229,057	207,196
Effective tax rate	36.9%	34.7%